File Nos. 33-83132 and 811-8718

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D. C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                 Pre-Effective Amendment No. / /
                Post-Effective Amendment No.  5 /X/

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  OF 1940  /X/

                        Amendment No. 6 /X/
                 (Check appropriate box or boxes)

                            IPS FUNDS

    625 S. Gay Street, Suite 630, Knoxville, Tennessee 37902
    --------------------------------------------------------
             (Address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code: (423) 524-1676
                                                      --------------

  Gregory D'Amico, 625 S. Gay Street, Suite 630, Knoxville, TN  7902
  ------------------------------------------------------------------
             (Name and Address of Agent for Service)

With copy to:       Reinaldo Pascual, Esq., Kilpatrick Stockton LLP,
                    1100 Peachtree Street, Suite 2800, Atlanta, Georgia  30309

                Release Date:  _______ ____, 1998

It is proposed that this filing will become effective:

_____________ immediately upon filing pursuant to paragraph (b)

_____________ on (date) pursuant to paragraph (b)

_____________ 60 days after filing pursuant to paragraph (a)

_____________ on (date) pursuant to paragraph (a) of Rule 485

       x        75 days after filing pursuant to paragraph (a)(2)
_____________

_____________ on (date) pursuant to paragraph (a)(2) of Rule 485

  TITLE OF SECURITIES BEING REGISTERED:  Common Stock, par value
                        $0.0001 per share

The Registrant hereby registers an indefinite number of securities under Rule 24f-2 of the Investment Company Act of 1940.

                            IPS FUNDS

                    A FAMILY OF NO-LOAD FUNDS

                            PROSPECTUS

                        _______ ___, 1998

         625 S. GAY STREET, SUITE 630 KNOXVILLE, TN 37902

    For questions about investing in the Funds:  1-800-232-9142
             For Shareholder Services:  1-800-232-9142

The IPS Funds (the "Trust") is an open-end management investment company presently consisting of three funds representing separate portfolios of investments. Two of the funds comprising the Trust which are described in detail in this Prospectus, (the "Funds") are as follows:

           IPS MILLENNIUM FUND (the "Millennium Fund")
         IPS NEW FRONTIER FUND (the "New Frontier Fund")

The Millennium Fund is a diversified series of the Trust, and the New Frontier Fund is a non-diversified series. Each Fund's investment objective is to achieve the growth of capital.
In addition, the Millennium Fund has a second investment objective of growth of income. Each Fund seeks to accomplish its objective by investing primarily in common stocks with constant supervision of these stocks. Each Fund seeks to accomplish its objective using a different investment strategy. Each Fund is designed for long term investors and should not be considered by investors with short term time horizons.

Each Fund is "no-load", which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. There is a $1,000 minimum investment requirement to open an account.

Shares of the Funds are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency, entity, or person. The purchase of shares of the Funds involves investment risks, including the possible loss of principal.

This Prospectus provides information you should know before investing in either Fund. It should be read and retained for future reference. A Statement of Additional Information for the Funds dated __________ ___, 1998, containing additional information about the Funds, has been filed with the Securities and Exchange Commission, and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge by contacting the Secretary of the Trust at the above address.

The third Fund comprising the Trust is the Dynamic Style Rotation(SM) (the "DSR(SM) Fund"), a diversified mutual fund which is described in a separate Prospectus that may be obtained by contacting the DSR(SM) Fund at 1-800-232-9142.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        TABLE OF CONTENTS

SUMMARY OF EXPENSES . . . . . . . . . . . .       1

FINANCIAL HIGHLIGHTS  . . . . . . . . . . .       2

THE TRUST . . . . . . . . . . . . . . . . .       3

INVESTMENT OBJECTIVES AND POLICIES  . . . .       3

The Millennium Fund . . . . . . . . . . . .       4
The New Frontier Fund . . . . . . . . . . .       5
Fundamental Policies  . . . . . . . . . . .       6
Fund Turnover . . . . . . . . . . . . . . .       7

HOW TO PURCHASE SHARES OF THE FUNDS . . . .       7

By Mail . . . . . . . . . . . . . . . . . .       7
Additional and Pre-authorized Purchases . .       7
Payment for Shares  . . . . . . . . . . . .       7
Telephone Purchases by Securities Firms . .       8
Exchange Privilege  . . . . . . . . . . . .       8
Automatic Monthly Exchange  . . . . . . . .       9

DIVIDENDS AND DISTRIBUTIONS . . . . . . . .       9

TAXES . . . . . . . . . . . . . . . . . . .       9

OPERATIONS OF THE FUNDS . . . . . . . . . .       10

Board of Trustees . . . . . . . . . . . . .       10
The Investment Advisor  . . . . . . . . . .       10
Advisor Compensation  . . . . . . . . . . .       10
Shareholder Rights  . . . . . . . . . . . .       11
Shareholder Inquiries . . . . . . . . . . .       11
Fund Transactions . . . . . . . . . . . . .       11
Transfer Agent  . . . . . . . . . . . . . .       12
How The Fund Measures Its Performance . . .       12
Net Asset Value . . . . . . . . . . . . . .       12
How to Redeem or Sell Shares of the Funds .       13
Systematic Withdrawals  . . . . . . . . . .       13
Retirement Plans  . . . . . . . . . . . . .       14

SUMMARY OF EXPENSES

This table is designed to help you understand the cost an investor in each Fund may incur as a shareholder. The expense information is based upon anticipated operating expenses for each Fund for the current fiscal year; the actual expenses may be more or less than those shown.

Shareholder Transaction Expenses

                                                                 Millennium Fund         New Frontier Fund
                                                                 ---------------         -----------------
Maximum sales load on purchases...................                      None                     None
Maximum sales load on reinvested dividends.........                     None                     None
Deferred sales load ...............................                     None                     None
Redemption fees ...................................                     None <F1>                None <F1>
Exchange fees .....................................                     None                     None

Annual Fund Operating Expenses (as a percentage of average net assets)

                                                                 Millennium Fund         New Frontier Fund
                                                                 ---------------         -----------------
Management fees ...................................                     1.40% <F2>               1.40%<F2>
12b-1 expenses  ...................................                     None                     None
Other expenses  ...................................                     None                     None
Total Fund operating expenses .....................                     1.40% <F2>               1.40%

Example                                                             1 year     3 years   5 years    10 years
                                                                    ------     -------   -------    --------
You would pay the following total
expenses on a $1,000 investment, assuming                             $14        $44       77        168
a 5% annual return <F3> and redemption
at the end of the period.
______________________

<F1>  The Fund's Custodian charges a $10 fee for each wire
      redemption.
<F2>  The total operating expenses for the Fund are equal to the management fees paid to the Advisor because the Advisor pays all of the Fund operating expenses.
<F3>  Use of this assumed 5% return is required by the Securities and Exchange Commission; it is not an illustration of past or future investment results. The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. This example should not be considered a representation of past or future expenses.

Shareholders should be aware that the Funds are part of a no-load fund family and, accordingly, shareholders of the Funds do not pay any sales charge or commission upon purchase or redemption of shares. In addition, neither Funds has a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other operating expenses for any of the Funds. Instead, the Advisor for each Fund pays all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

FINANCIAL HIGHLIGHTS

IPS Millennium Fund. The Millennium Fund began operations January 3, 1995. The following table sets forth financial information regarding the Millennium Fund and is included in the Millennium Fund's annual report to shareholders. The Millennium Fund's annual report contains further information, including financial statements audited by Cherry Bakaert and Holland, L.L.P., regarding the performance of the Millennium Fund. The annual report is available without charge by contacting the Millennium Fund.

IPS MILLENNIUM FUND

Financial Highlights, Selected Per Share Data and Ratios


FINANCIAL HIGHLIGHTS:
                                                                                              For the 11 Months
                                                               For the Years Ended                    Ended
                                                      -----------------------------------     -----------------
                                                       Nov. 30, 1997         Nov. 30, 1996        Nov. 30, 1995
                                                      PER SHARE DATA:       PER SHARE DATA       PER SHARE DATA
                                                      --------------        --------------       --------------
NET ASSET VALUE:
Beginning of year                                     $     18.86            $   14.996           $   12.000

INCOME FROM INVESTMENT OPERATIONS
Net Investment income                                      (0.046)                0.021                0.121
Net realized and unrealized gain
   (loss) on investments                                    3.576                 3.959                2.982
                                                      -----------            ----------           ----------
TOTAL INCOME (LOSS) FROM INVESTMENT
OPERATIONS                                                   3.53                 3.980                3.103

LESS DISTRIBUTIONS:
Dividends from net investment income                         0.00                (0.035)               0.107
Distributions from capital gains                            (0.80)               (0.081)               0.000
                                                      -----------            ----------           ----------
Total distributions                                   $     (0.80)           $   (0.116)          $   (0.107)
Net Increase in net asset value                             3.450                 3.864                2.996
NET ASSET VALUE:
End of year                                           $    22.310            $   18.860           $   14.996
                                                      ===========            ==========           ==========
Total return (annualized)                                  18.746%               26.751%              28.831%
RATIOS:
Net assets, end of period (thousands)                 $ 11,684.215           $5,613.515           $1,625.600
Ratio of expenses to average net assets                      1.40%                1.40%                1.40%
Ratio of net income to average net assets                    0.23%                0.76%                1.00%
Portfolio turnover rate                                     33.17%               55.17%                26.7%
Average commissions rate paid (per share)             $     0.0405           $    0.05705         $    0.10056

<F1>  The Millennium Fund began operations on January 3, 1995.
      Financial Highlights for the period ended November 30, 1995 have been annualized.

The New Frontier Fund. As a newly organized series of the Fund, the New Frontier Fund has no financial results to report.

THE TRUST

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995.
The Trust currently offers three Funds representing separate portfolios of investments.

Two of the series of the IPS Funds, both of which are described in detail in this Prospectus (the "Funds"), are the IPS
Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New
Frontier Fund"). IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds. Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in the Funds involve risk, and there can be no assurance that either Fund will achieve its investment objectives.

The third Fund comprising the Trust is the Dynamic Style
Rotation(SM) Fund (the "DSR(SM) Fund") a non-diversified portfolio which is described in a separate Prospectus that may be obtained by contacting the DSR(SM) Fund at 1-800-232-9142.

INVESTMENT OBJECTIVES AND POLICIES


The investment objective of each of the Funds is to achieve long-term growth of capital from buying common stocks of U.S.
corporations the Advisor believes can grow at a higher rate than the overall economy, and that are undervalued based on future prospects. In addition, the Millennium Fund will also attempt to balance the volatility inherent in high growth rate sectors by buying the common stocks of companies that have relatively high, well-protected, and increasing dividend yields.

In managing both Funds, the Advisor will attempt to predict broadly where civilization is heading to identify the major investment sectors that will benefit from these changes and invest in the companies it believes have the best chance of using these changes to add long-term value for shareholders. It will attempt to identify the companies with the most consistent growth, and with characteristics that make them more resistant than most companies to economic contractions. The Advisor will not attempt to time the stock market, and expects to remain fully invested during all normal times, including normal bear markets and recessions.

The Advisor uses Economic Value Added (EVA) as a measure of companies' operating and capital efficiency. EVA, developed by Stern, Steward & Co., adjusts a company's financial statements for distortions, caused by GAAP accounting. Without EVA, many widely-used performance metrics (e.g., return on equity, return on capital, P/B and P/E ratios) may be unreliable. EVA measures whether management is earning a return on invested capital that is higher than their weighted cost of capital. It imposes on management an obligation to earn an adequate return on all the capital entrusted to it by shareholders and debtholders,

something that it is not always possible to know using traditional GAAP accounting methodology.

The Millennium Fund is diversified, which generally means that as to 75% of its assets, the Millennium Fund may not invest more than 5% of its assets at the time of investment in any one issuer nor own more than 10% of the outstanding voting securities of any one issuer.

The New Frontier Fund is non-diversified, which means that it is not subject to the restrictions to which the Millennium Fund is subject as a diversified fund. However, because the New Frontier
Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal
Revenue Code of 1986, as amended (the "Code"), the New Frontier
Fund will be subject to the diversification restrictions imposed by the Code.

The Code's limitations generally mean that, at the end of each quarter, (i) as to 50% its assets, a fund may not have more than 5% of its assets invested in the securities of any one issuer, and (ii) as to the other 50% of its assets, a fund may not have more than 25% of its assets invested in the securities of any one issuer. In general, these restrictions require the New Frontier
Fund, when fully invested, to own a minimum of 12 common stocks, 10 of which may each represent no more than 5% of the New
Frontier Fund's assets and 2 of which may each represent no more than 25% of the New Frontier Fund's assets. For more information regarding these diversification restrictions, see "Taxes" below.


Although the Funds' investment objectives are the same, the Funds will seek to achieve their objectives using different investment strategies as described below.

THE MILLENNIUM FUND

The investment objective of the Millennium Fund is to achieve long-term growth of capital from buying common stocks of U.S.
corporations the Advisor believes can grow at a higher rate than the overall economy, and that are undervalued based on future prospects, and growth of income.

The Fund is managed as a whole and does not seek to fulfill all of its objectives in any one security. It is anticipated that under normal market conditions common stocks (including dividend paying common stocks) will constitute over 65% of the Fund's investment portfolio, with the belief they will participate in the long term growth of American business. However, it is also anticipated that the Fund will hold less than 35% of its assets in money market instruments, U.S. government securities, repurchase agreements collateralized by U.S. Government securities, and shares of other investment companies for liquidity purposes or when common stocks are viewed as overvalued. In addition, for temporary defensive purposes under abnormal market or economic conditions, the Fund may hold up to 100% of its assets in such securities. If the Fund acquires securities of another investment company, the shareholders of the Fund generally will be subject to duplicate management fees. The
Fund does not attempt to time the market. The Fund will try to minimize fluctuations in value through diversification among companies and industries, and constant monitoring.

There are no restrictions as to company size, although the Advisor normally will avoid very small companies (micro-caps) under approximately $250 million in market capitalization (market value).
Thus, the Fund may own everything from small to very large companies, with a median company size somewhere under $10 billion most of the time. The Advisor considers companies under $1 billion in market cap to be small cap, and over $10 billion in market value to be large cap. In most cases the Fund will hold the common stock of the market leading companies in their industry, although in some sectors even the market leader may be quite small. When possible and in the best interest of the Fund, the Millennium Fund will attempt to minimize taxable gains distributions to its investors by temporarily selling loss positions to balance capital gains during the year. No assurance can be given, however, that gains will be minimized and the Fund will make investment decisions independent of tax considerations.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Limitations" in the Statement of Additional Information.

THE NEW FRONTIER FUND

The investment objective of the New Frontier Fund is long-term growth of capital from buying common stocks of U.S. corporations the Advisor believes can grow at a higher rate than the overall economy, and that are undervalued based on future prospects. The
Fund is managed as a whole and does not seek to fulfill all of its objectives in any one security. However, the Fund may seek to fulfill all of its objectives by investing in a small number of select common stocks (e.g., 20 or fewer) which the Advisor determines are most likely to enable the Fund to meet its objectives at any given time.

The Advisor anticipates that the New Frontier Fund will invest a significant portion of its assets in equity securities of issuers that derive a substantial portion of their income from products and services in technology related industries. Although the Fund will not concentrate its investments in any one industry, it is contemplated that substantial investments will be made in issuers engaged in such technology related industries as telecommunications equipment and services, computer hardware, semiconductors, networking, internet and on-line service and content, office automation, information storage and service, electronic commerce and software design, consulting and service.
Common stocks of companies in many technology related industries tend to be subject to greater volatility than common stocks in other areas of the economy. For more information, see
"Investment Risks" below.

It is anticipated that under normal market conditions common stocks (including dividend paying common stocks) will constitute over 50% of the New Frontier Fund's investment portfolio, with the belief they will participate in the long term growth of American business. It is also anticipated that any assets not invested in common stocks will be invested in money market instruments, U.S.
government securities, repurchase agreements collateralized by U.S. Government securities, and shares of other investment companies for liquidity purposes or when common stocks are viewed as overvalued. In addition, for temporary defensive purposes under abnormal market or economic conditions, the Fund may hold

up to 100% of its assets in such securities. If the Fund acquires securities of another investment company, the shareholders of the Fund generally will be subject to duplicate management fees.

There are no restrictions as to company size, although the Advisor normally will avoid very small companies (micro-caps) under approximately $250 million in market capitalization (market value). Thus, the Fund may own everything from small to very large companies, with a median company size somewhere under $10 billion most of the time. The Advisor considers companies under $1 billion in market cap to be small cap, and over $10 billion in market value to be large cap. In most cases the Fund will hold the common stock of the market leading companies in their industry, although in some sectors even the market leader may be quite small.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Limitations" in the Statement of Additional Information.

Investment Risks
----------------

All investments carry risks. There is no such thing as a risk-free investment. Stocks are subject to short term loss of principal because their value fluctuates significantly during the year. Stocks are more resistant than debt-based securities or cash to the other major risk of the long-term erosion of purchasing power.

It is normal for most stocks that do not have high dividend yields to drop in price from 30% to 60% during the course of any 12 month period. Thus, investors in either Fund must be able to tolerate such short-term price volatility in order to benefit from the potentially higher longer term growth of stocks. Such characteristics can prevent investors or the Funds from achieving their investment objectives, especially over shorter periods of a few years or less.

In addition, each Fund will invest a substantial proportion of its assets in fast growing, more volatile companies. The Advisor expects that the Funds will have higher risk, or overall volatility, than their peer group of funds, and the stock market in general.

Because, unlike the Millennium Fund, the New Frontier Fund will not normally invest in dividend-paying common stocks and the New Frontier Fund will invest in a smaller number of securities than the Millennium Fund, the Advisor expects that the New
Frontier Fund will have higher risk, or overall volatility, than the Millennium Fund. In addition, because the New Frontier
Fund will likely invest a significant portion of its assets in companies in technology-related industries, the Fund may be subject to certain risks that may not exist to the same degree in other types of investments. Technology-related securities, in general, tend to be more volatile than other types of

                            -6-

investments. Industries throughout the technology field include many smaller and less seasoned issuers that may have limited product lines, markets, or financial resources, or may depend on a limited management group. In addition, technology-related securities may be strongly affected by worldwide scientific or technological developments, and many issuers' products may become obsolescent more rapidly than products in more mature sectors of the economy.

While the income-oriented portion of the Millennium Fund will dampen its volatility somewhat, investors should still expect greater than normal volatility in the share price. Either Fund may perform better or worse that it has in the past. No investment strategy works all the time, and investors should expect that there will be extended periods when either or both
Funds' investment philosophies and strategies will not be aligned with where the overall stock market, or particular large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

Fundamental Policies
--------------------

The Trustees of the Trust, on behalf of the Funds, have adopted certain investment restrictions which are fundamental policies and may not be changed with respect to either Fund without the affirmative vote of the holders of a majority of such Fund's outstanding voting securities. The investment objective of either Fund may be changed without the affirmative vote of a majority of the outstanding shares of the such Fund.

Fund Turnover
----------------------

Generally, the rate of portfolio turnover will not be a limiting factor when either Fund deems changes appropriate; however, it is anticipated that generally the Millennium Fund's annual portfolio turnover rate will exceed 60%. It is expected that the New
Frontier Fund's turnover may exceed 100% annually. In any particular year, however, market conditions could result in portfolio activity at a greater rate than anticipated. Turnover rate for the Funds, along with the Funds' brokerage allocation policies, are discussed in the Statement of Additional
Information.

HOW TO PURCHASE FUND SHARES

By Mail
-------

Each Fund's minimum investment is $1,000. Shares may be purchased in each Fund by making your check payable to the applicable Fund and mailing your application and check to:

IPS FUNDS c/o The Provident Bank
P.O. Box 14967
Cincinnati, Ohio 45250-0967

The price at which the purchase will be effected is based on the next calculation of net asset value after the application is received. A confirmation indicating the details of the transaction will be promptly sent to shareholders. The purchase will be made in full and fractional shares calculated to three decimal places.

Additional and Pre-authorized Purchases
---------------------------------------

After becoming a shareholder in either Fund, you may, at any time, purchase additional shares in that Fund subject to a minimum investment of $100. A check made payable to the respective Fund in the amount to be invested, should be sent to The Provident Bank at the address set forth above. Each additional purchase request must contain your name and account number. If you prefer to invest automatically each month, you may authorize the respective Fund to debit your bank account for the periodic purchase of shares of a Fund in the middle of the month. You will receive a confirmation every time you make a transaction in any Fund.

Payment for Shares
------------------

Payment for shares purchased should be made by check or money order in dollars drawn on a United States Bank. Funds for investment may also be wired by the investor's bank to the Custodian. Please call 1-800-232-9142 for wiring instructions.

Each Fund reserves the right in its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interests of the Funds' shareholders.
Each Fund also reserves the right at any time to waive or increase the minimum investment requirements applicable to initial or subsequent investments for the Fund. No application to purchase shares in a Fund is binding until accepted in writing by the applicable Fund.

Telephone Purchases by Securities Firms
---------------------------------------

Member firms of the NASD may telephone the Transfer Agent at 1-
800-232-9142 and place purchase orders on behalf of investors who carry investments in either Fund through the member's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine.
The Funds and their agents provide written confirmations of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. In addition, all telephone transactions with the Transfer Agent are recorded.
As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction.
However, if the Transfer Agent or a Fund fails to employ these or other related established procedures, the Transfer Agent or the applicable Fund may be liable. Each Fund reserves the right to modify or terminate these telephone privileges at any time.

Exchange Privilege
------------------

Investors in either Fund may exchange shares of their respective
Fund for shares of the other Fund or for shares of the DSR(SM) Fund.
There is no charge for such exchanges. This offer is limited to residents of states in which the shares of the Fund being

acquired are registered for sale. Before making an exchange, the investor should review a current Prospectus of the Funds and, if applicable, for the DSR(SM) Fund, for information relating to the fund in which he is acquiring shares. Investors should consider the differences in the investment objectives and portfolio compositions of such funds.

An exchange request may be given in writing or by telephone to the Transfer Agent. Shares may also be exchanged through any registered securities dealer acting for the shareholder. An exchange order must comply with the requirements for a redemption. (See "Redemption of Shares"). If the exchange request is in proper order, the exchange will be based on the respective net asset values of the shares involved which is next determined after the request is received. The exchange of shares of one Fund for shares of the other Fund or the DSR(SM) Fund is treated for federal income tax purposes as a sale of the shares given in exchange and an investor (other than a tax-exempt investor) may, therefore, realize a taxable gain or loss. The
Funds reserve the right, upon 60 days' notice to shareholders, to impose reasonable fees and restrictions with respect to the exchange privilege and to modify or terminate the exchange privilege. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the Fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

By signing an Application to Purchase Shares of a Fund, the investor has agreed that the Trust and the applicable Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Trust provides written confirmation of transactions in a Fund initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of this policy, the investor may bear the risk of any loss in the event of such a transaction; provided, however, if a Fund fails to employ this and other established procedures, the Fund may be liable.

Automatic Monthly Exchange
--------------------------

Shareholders of the Funds may arrange for a fixed dollar amount of their shares to be automatically exchanged for shares of the other Fund or the DSR(SM) Fund on a monthly basis. The minimum monthly exchange in this program is $100. This automatic exchange program may be changed by the shareholder at any time by writing to the Transfer Agent at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare dividends representing the Fund's net investment income two times annually, generally in the months of October and December. It is the present policy of each Fund to distribute annually the Fund's net long term capital gains in the month of December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends or capital gains distributions paid by each Fund will be automatically reinvested in shares of the respective Fund at the next determined net asset value, unless an investor specifically requests that either dividends or capital gains distributions or both be paid in cash. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRA's and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan. To change the election of dividends or capital gains distributions, send a written request regarding the appropriate Fund to the IPS Funds, 625 S. Gay Street, Suite
630, Knoxville, TN  37902.

TAXES

Each Fund is treated as a separate entity for federal income tax purposes and each Fund intends to elect to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code").
Each Fund that so qualifies will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under the Code, each Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S.
Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer
(other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains are taxable to non-tax-exempt investors as ordinary income.
Distributions made from each Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long the shareholder has owned shares in the applicable Fund. Each Fund will provide its shareholders with a written notice as to the amounts of any dividends or capital gains distributions no later than 30 days after December
31 of each year. If you redeem your shares in a Fund you will have a capital gain or loss, which will be short-term or long-term depending upon the period of time you owned the shares.

Shareholders are urged to consult their tax advisors as to the particular tax consequences of the acquisition, ownership and disposition of shares of each Fund, including the application of state, local, and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in each Fund.

OPERATIONS OF THE FUNDS

Board of Trustees
-----------------

The Funds are series of the IPS Funds, an open-end management investment company organized as an Ohio business trust on August
10, 1994. The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law and is responsible for the overall management of the Funds' business affairs.

The Investment Advisor
----------------------

IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville, TN
37902 serves as the investment advisor for each Fund.  The
Advisor manages the investments and business affairs, and provides investment research, for each Fund. The principals of the Advisor are Greg D'Amico, President and Robert Loest, Ph.D.,
CFA, Chief Executive Officer. Both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986.

The Advisor is under the supervisory control of Securities
Service Network, Inc. ("SSN"), located at 9041 Executive Park
Drive, Suite 500, Knoxville, TN  37923.  SSN is a Securities and
Exchange Commission and Tennessee registered Broker-Dealer and
Investment Advisor. SSN exercises supervisory control of the Advisor through a Consent Guaranty letter and compliance guidelines established by SSN and approved by the Securities
Division of the State of Tennessee. SSN also acts as the exclusive agent for distribution of shares of the Funds. Greg
D'Amico and Robert Loest will be responsible for the day-to-day management of the Funds. Greg D'Amico is President, Trustee and Treasurer of the Trust. Mr. D'Amico is President and a Director of the Advisor. Robert Loest Ph.D., CFA, is Vice President,
Trustee and Secretary of the Trust.  Mr. Loest is also Chief
Executive Officer and a Director of the Advisor.  Mr. D'Amico and
Mr. Loest both are controlling persons and may be deemed affiliates of the Advisor. Mr. D'Amico and Mr. Loest are both securities representatives with Securities Service Network, Inc.
(since 1986).

Advisor Compensation
--------------------

Under each Fund's respective Management Agreement, the respective
Fund has agreed to compensate the Advisor for its services by the payment of a monthly fee at the annual rate of 1.40% of the average daily net assets of the Fund to and including
$100,000,000, 1.15% of the average daily net assets of the Fund from $100,000,000 to and including $250,000,000, and .90% of the average daily net assets of the Fund in excess of $250,000,000.

Under each Fund's Management Agreement, the Advisor pays all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Advisor may also use its own resources, which may include a portion of its fee under the Management Agreement, to pay for distribution or other marketing related expenses of each Fund under its respective management.

In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses (except those specified above) are paid by the Advisor.

Shareholder Rights
------------------

Each share in a Fund has equal voting rights with respect to other shares in the Fund regarding matters submitted for a vote of all shareholders in the Fund, and equal voting rights with respect to other shares in the Trust regarding matters submitted for a vote of shareholders in the Trust. Shareholders of each Fund are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders of the Trust or their respective Fund. Neither the Trust nor either of the Funds holds annual meetings of shareholders.

The Trust's Declaration of Trust provides that the Funds' shareholders have the right, upon the vote of more than two-thirds of its outstanding shares, to remove a Trustee. The
Trustees will call a meeting of shareholders to vote on the removal of a trustee upon the written request of the record holders of ten percent of the Trust's shares.

Shareholder Inquiries
---------------------

Shareholders can make inquiries about the Trust, the Millennium
Fund, the New Frontier Fund or a shareholder's personal account by calling the Funds' Transfer Agent at 800-232-9142 or writing the appropriate Fund at the address listed on the cover page.

Fund Transactions
----------------------

The Advisor places all orders for the purchase and sale of the Funds' securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished to it and its affiliates. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to its objective of seeking best qualitative execution of portfolio transactions, the Advisor may consider sales of shares of the Fund in its selection of broker-dealers. Securities Service
Network, Inc., which may be deemed to be an affiliate of the Advisor, will place trades for the Funds through National
Financial Services Corporation (NFSC), a subsidiary of the Fidelity companies and a member of the New York Stock Exchange.
The Statement of Additional Information contains more information about the brokerage practices of the Funds.

Transfer Agent
--------------

IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville,
Tennessee 37902 is the Transfer Agent for both Funds.  The
Transfer Agent performs shareholder service functions for the Funds for a fee, which fee is determined from time to time by the Trust and the Transfer Agent.

How the Funds Measure Performance
---------------------------------

Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

Each Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment
(made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for a Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Morningstar or Lipper Analytical Services). Performance information may be quoted numerically, or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, S&P MidCap 400 Index,
S&P/BARRA Growth and Value Indices, the Value Line Composite
Index (GEOM), the NASDAQ Composite Index, or the Dow Jones
Industrial Average. The Trust's annual report will contain additional performance information for the Funds that will be made available upon request and without charge.

Net Asset Value
---------------

Shares in each Fund are purchased at the next offering price after the order is received by the Fund. The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The current value of each Fund's total assets, less all liabilities, divided by the total number of shares outstanding rounded to the nearest cent, is the net asset value per share.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Since neither Fund imposes any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share on any date will be equal to the next calculated net asset value of a share.

How to Redeem or Sell Shares of the Funds
-----------------------------------------

To redeem shares, send a letter of instruction to the Transfer
Agent, specifying the name of the Fund, the number of shares or dollar amount to be sold, your name and your account number.
Each Fund will buy back (redeem), at current net asset value (no charge), all shares of the Fund offered for redemption and meeting the requirements of this Prospectus. The net asset value will be the next net asset value determined after receipt of the request for redemption. Payment will be made within seven days of receipt of a valid redemption request.

Redemption requests should be sent to the appropriate Fund:

 c/o IPS Advisory, Inc., 625 S. Gay Street,
     Suite 630, Knoxville, TN  37902

Requests for redemption by telephone will not be accepted.

The written request for redemption must be signed by each registered owner exactly as the shares are registered. A signature guarantee is required for any withdrawal which is over $50,000, or which is mailed to another address that is not the address of record. Signature guarantees are available at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of fraudulent application for redemption.

Payment for shares redeemed will be made by check after receipt by the Transfer Agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed.
If shares are purchased with a check, redemption within the first fifteen days may be delayed until the check clears. A shareholder wishing to redeem proceeds through wire redemption will be charged $10 toward his or her account.

To keep share expenses to a minimum, each Fund is authorized to redeem accounts that fall below $1,000, or such other minimum amount as the Fund may determine from time to time. Redemption will only occur when the account is reduced by redemptions and not by a decline in market value. The account holder will be notified 60 days in advance before an account is redeemed. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. To prevent redemption, an account can be increased by contributing additional funds to bring it over the account minimum. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

Systematic Withdrawals
----------------------

Accounts valued at $10,000 or above, using the current net asset value, are eligible for normal distributions under a systematic withdrawal program. Setting up a Systematic Withdrawal Program allows investors to withdraw a fixed sum each month or calendar quarter. The minimum amount that can be withdrawn each month or quarter under the Systematic Withdraw Program is $250. This program may be terminated by a shareholder or the shareholder's
Fund at any time without charge or penalty, and will become effective five business days following receipt of shareholder instructions. A withdrawal under the Systematic Withdrawal
Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

Retirement Plans
----------------

Each Fund offers several tax qualified retirement plans for adoption by individuals and employers. The following plans are available: Traditional Individual Retirement Accounts (IRAs),
Simplified Employee Pension Plans, 403(b) plans, and 401(K) corporate profit-sharing retirement plans. Contributions to these plans are tax-deductible and earnings are tax exempt until distributed. Also available are Roth IRAs and Education IRAs.
When investing in a retirement plan, you should consult with a tax advisor to determine which plan is best for your situation.
To receive all the necessary information on fees, plan agreements and applications, contact the Advisor at 625 S. Gay Street, Suite
630, Knoxville, TN  37902 or call 1-800-232-9142.

                               -15-

          IPS MILLENNIUM FUND AND IPS NEW FRONTIER FUND

                              PART B

               STATEMENT OF ADDITIONAL INFORMATION

                        ____________, 1998

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995.
The Trust currently offers three Funds representing separate Fund of investments.

Two of the series of the IPS Funds, both of which are described in detail in this Prospectus (the "Funds"), are the IPS
Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New
Frontier Fund"). IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds. Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in the Funds involve risk, and there can be no assurance that either Fund will achieve their investment objectives.

The third fund comprising the Trust is the Dynamic Style
Rotation(SM) Fund (the "DSR(SM) Fund") a non-diversified portfolio which is described in a separate Prospectus that may be obtained by contacting the DSR(SM) Fund at 1-800-232-9142.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus for the Funds dated _______ __, 1998. The Prospectus may be obtained by writing to the Trust at the following address:

    IPS FUNDS, TWO CENTER SQUARE, 625 S. GAY STREET, SUITE 630
                       KNOXVILLE, TN 37902

              Shareholder Services:  1-800-232-9142


                        TABLE OF CONTENTS

                                                           Page

General Information and History . . . . . . . . . . .       1
U.S. Government Securities  . . . . . . . . . . . . .       2
Repurchase Agreements . . . . . . . . . . . . . . . .       2
Investment Restrictions . . . . . . . . . . . . . . .       3
 Fundamental  . . . . . . . . . . . . . . . . . . . .       3
   Borrowing Money  . . . . . . . . . . . . . . . . .       3
   Senior Securities  . . . . . . . . . . . . . . . .       3
   Underwriting . . . . . . . . . . . . . . . . . . .       3
   Real Estate  . . . . . . . . . . . . . . . . . . .       3
   Commodities  . . . . . . . . . . . . . . . . . . .       3
   Loans  . . . . . . . . . . . . . . . . . . . . . .       4
   Concentration. . . . . . . . . . . . . . . . . . .       4
 Non-Fundamental  . . . . . . . . . . . . . . . . . .       4
   Pledging . . . . . . . . . . . . . . . . . . . . .       4
   Borrowing  . . . . . . . . . . . . . . . . . . . .       4
   Margin Purchases . . . . . . . . . . . . . . . . .       4
   Short Sales  . . . . . . . . . . . . . . . . . . .       4
   Options  . . . . . . . . . . . . . . . . . . . . .       5
   Illiquid Investments . . . . . . . . . . . . . . .       5
Trust Trustees and Officers . . . . . . . . . . . . .       5
The Investment Advisor and Underwriter  . . . . . . .       6
Dividends, Distributions and Taxes  . . . . . . . . .       7
Transfer Agent  . . . . . . . . . . . . . . . . . . .       9
Custodian . . . . . . . . . . . . . . . . . . . . . .       10
Independent Accountants . . . . . . . . . . . . . . .       10
Fund Transactions and Brokerage . . . . . . . . . . .       10
Net Asset Value . . . . . . . . . . . . . . . . . . .       12
Performance . . . . . . . . . . . . . . . . . . . . .       13

General Information and History
-------------------------------

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995.
The Trust currently offers three funds representing separate portfolios of investments. Two of the funds (the "funds"), both of which are described in detail in the funds' Prospectus and this Statement of Additional Information, are the IPS Millennium
Fund, a diversified fund (the "Millennium Fund") and the IPS New
Frontier Fund, a non-diversified fund (the "New Frontier Fund").
IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds.

Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in the Funds involve risk, and there can be no assurance that any of the Funds will achieve their investment objectives.

The third fund comprising the Trust is the Dynamic Style
Rotation(SM) Fund (the "DSR(SM) Fund") a non-diversified portfolio which is described in a separate Prospectus that may be obtained by contacting the DSR(SM) Fund at 1-800-232-9142.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

If at least ten shareholders (the "Petitioning Shareholders") wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication which the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust;
or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such

                               -1-

communication, and undertake such mailing promptly after tender by the Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The
Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Upon sixty days prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Funds, see "How to Purchase Shares of the Funds" and "How to Redeem or Sell Shares of the Funds" in the Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Net Asset Value" in the Prospectus.

U.S. Government Securities
--------------------------

As described in the Porspectus, each Fund may invest in U.S.
government securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing
Administration and the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S.
government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal
Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government.
Securities issued by the Federal Farm Credit System, the Federal
Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S.
Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Repurchase Agreements
---------------------

As explained in the prospectus, each Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which either Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Fund's Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.

Investment Restrictions
-----------------------

FUNDAMENTAL. The investment limitations described below have been adopted by each Fund as indicated and are fundamental
("Fundamental"), i.e., they may not be changed as to a Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the applicable Fund means the lesser of
(1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed on behalf of a Fund by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

The following policies have been adopted as fundamental by both the Millennium Fund and the New Frontier Fund:

1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or
(b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment
Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  REAL ESTATE.  The Fund will not purchase or sell real estate.
This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6.  LOANS.  The Fund will not make loans to other persons, except
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term
"loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by a Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage due to growth will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

NON-FUNDAMENTAL. The following policies have been adopted by each Fund as Non-Fundamental (see "Investment Restrictions-
Fundamental" above):

1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. BORROWING. The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

4. SHORT SALES. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

5. OPTIONS. The Fund will not purchase or sell put or call options.

6. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Trust Trustees and Officers
--------------------------

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME (AGE) AND ADDRESS, POSITIONS HELD
---------------------- --------------

*Greg D'Amico (34), 625 S. Gay Street, Suite 630, Knoxville, TN
37902,  President, Chief Financial Officer, Treasurer and Trustee

*Robert Loest  (54), 625 S. Gay Street, Suite 630, Knoxville, TN
37902, Vice President, Secretary and Trustee

Woodrow Henderson (40), 6504 Clary Lane, Knoxville, TN 37919,
Trustee

Veenita Bisaria (37), 12416 Fort West Drive, Knoxville, TN 37922,
Trustee

Billy Wayne Stegall, Jr. (41), 309 Kingston Court, Knoxville, TN
37919, Trustee

Mr. D'Amico is also President of IPS Advisory, Inc., and a portfolio manager for individually managed accounts as a registered representative of Securities Service Network, Inc.

Mr. Loest is also Chief Executive Officer of IPS Advisory, Inc., and a senior portfolio manager and research analyst for individually managed accounts as a registered representative of Securities Service Network, Inc. Mr. Loest is a Chartered
Financial Analyst and has a Ph.D. in Biology.

Mr. Henderson is also Director of Planned Giving for the University of Tennessee at Knoxville.

Ms. Bisaria has been a financial analyst for the Tennessee Valley
Authority since February 1, 1997. Prior to that time she was Director of Business Planning at Lockhead Martin Energy Systems, and is a Chartered Financial Analyst (CFA).

Mr. Stegall has been an account executive at Colony Life &
Accident since June 1, 1995. Prior to that time, he was a teacher of history and economics at Austin East High School in Knoxville, Tennessee.

Pursuant to the terms of its Management Agreements with the Trust, the Adviser pays all of the fees and expenses of the Trustees. Each Trustee who is not affiliated with the Adviser

receives an annual retainer of $100, plus $50 for each Board meeting attended. During the fiscal year ended November 30, 1997, each Trustee not related to the Advisor received aggregate compensation of $300.

As of March 18, 1998, Charles Schwab & Co., Inc. (Schwab) is a record-holder of 11.95% of the Millennium Fund's outstanding shares on behalf of its clients, but Schwab has advised that no single Schwab client owns more than 5% of the outstanding shares.
Schwab's address is 101 Montgomery Street, San Francisco,
California  94104.

As of March 18, 1998, the Trustees and Officers of the Trust, as a group, beneficially owned 1.28% of the outstanding shares of the Millennium Fund.

As a newly organized series of the Trust, the New Frontier Fund has only one initial shareholder as of ______________, 1998, [Greg D'Amico].

The Investment Advisor and Underwriter
--------------------------------------

IPS Advisory, Inc. (the "Advisor"), 625 S. Gay St., Suite 630,
Knoxville, TN 37902, serves as the investment advisor for each Fund pursuant to separate agreements (collectively, the "Management Agreements"). Greg D'Amico and Robert Loest may be deemed to be controlling persons and affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. Pursuant to the Management Agreements with each Fund, the Advisor manages the Funds' business affairs, and furnishes advice and recommendations to each Fund regarding securities to be purchased and sold by the Fund.

Securities Service Network, Inc., 9041 Executive Park Drive,
Suite 500, Knoxville, TN 37923 (the "Underwriter") serves as the exclusive agent for distribution of shares of the Funds pursuant to a separate agreement with each Fund (collectively, the "Underwriting Agreements"). The Underwriter is a registered investment advisor and securities broker-dealer. Pursuant to the Underwrting Agreements, the Underwriter is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Underwriter exerts supervisory control over the Advisor through a Consent Guaranty Letter, and by means of specialized compliance procedures approved by the Securities Division of the Tennessee Department of Commerce and
Insurance.

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Analysis is performed in-house for all core portfolio companies, using a variety of proprietary, fundamental analytical methods.

Under the terms of each respective Management Agreement, the Advisor manages the investments of the Funds, subject to approval of the Board of Trustees of the Trust, and pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for its management services and agreement to pay the Funds' expenses pursuant to each respective Management Agreement, the Millennium Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net

assets to and including $100,000,000, 1.15% of such assets from $100,000,000 to and including $250,000,000, and .90% of such assets in excess of $250,000,000.

For the period from January 1, 1995, the Millennium Fund's inception, through November 30, 1995, the Millennium Fund paid fees of $9,923 to the Advisor. For the period from December 1, 1995 through November 30, 1996, the Millennium Fund paid fees of
$47,950 to the Adviser. For the period from December 1, 1996 through November 30, 1997, the Millennium Fund paid fees of $112,787 to the Advisor. As a newly organized Fund, the New
Frontier Fund has yet to pay any fees to the Advisor.

The Advisor retains the rights to use the names "IPS,"
"Millennium" and "New Frontier" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund's right to use the names
"IPS," "Millennium," and "New Frontier" automatically ceases thirty days after termination of the applicable Management
Agreement(s) and may be withdrawn by the Advisor on thirty days' written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on either Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

Dividends, Distributions and Taxes
----------------------------------

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.

Each Fund is treated as a separate entity for federal income tax purposes and each Fund intends to elect to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code").

Each Fund that so qualifies will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under the Code, each Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S.
Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer
(other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by each Fund from its ordinary income, and distributions of each Fund's net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from each Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Pursuant to the Taxpayer Relief Act of 1997, different maximum rates of tax are imposed on individuals, estates or trusts on various transactions giving rise to long-term capital gain. For this purpose, long-term capital gains are divided into two tax-rate groups: a 20% group (for capital gains from assets held for more than 18 months) and a 28% group (for all other long-term capital gain). Each Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of either Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of either Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the applicable Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding").
Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file

with the applicable Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If either Fund pays a dividend in May which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of either
Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of each Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in either Fund.

Transfer Agent
--------------

The Transfer Agent for each Fund is IPS Advisory, Inc., 625 S.
Gay Street, Suite 630, Knoxville, TN 37902. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and

redemptions of each Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

Custodian
---------

The Provident Bank, One East Fourth Street, Cincinnati, Ohio
45202, is the Custodian of each Fund's investments.  The
Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Independent Accountants
-----------------------

The independent accounting firm for each Fund is Cherry Bekaert
Holland, L.L.P., Certified Public Accountants, located at 625 S.
Gay Street, Suite 550, Knoxville, TN 37902.  Cherry Bekaert
Holland, L.L.P. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

Fund Transactions and Brokerage
-------------------------------

Subject to policies established by the Board of Trustees of the Trust on behalf of each Fund, the Advisor is responsible for the Funds' investment decisions and the placing of the Funds' investment transactions.

In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.
The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to either Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to either Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Advisor in servicing all of their accounts. Similarly, research

and information provided by brokers or dealers serving other clients may be useful to principals of the Advisor in connection with the Advisor's services to each Fund. Although research services and other information are useful to each Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under each respective Management Agreement. While the Funds do not deem it practicable and in their respective best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

Neither Fund has an obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that the Underwriter, in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through National Financial Services
Corporation ("NFSC").

Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Funds may place over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Advisor's obligation to obtain best qualitative execution. Under the Investment Company
Act of 1940, persons who may be deemed to be affiliated with the Advisor such as the Underwriter are prohibited from dealing with either Fund as a principal in the purchase and sale of securities. Therefore, the Underwriter will not serve as either
Fund's dealer in connection with over-the-counter transactions.
However, the Underwriter may serve as broker for either Fund in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through NFSC.

The Funds will not effect any brokerage transactions in portfolio securities with the Underwriter if such transactions would be unfair or unreasonable to the respective Fund's shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Underwriting Agreements provide that the Underwriter may receive brokerage commissions in connection with effecting such transactions for the respective
Fund. In determining the commissions to be paid to the Underwriter, it is the policy of each Fund that such commissions will, in the judgment of the Fund's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability, and (b) at least as favorable to the Fund as commissions

contemporaneously charged by the Underwriter on comparable transactions for its most favored unaffiliated customers, except for customers of the Underwriter considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund.
The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by the Underwriter to each Fund and the Underwriter's other customers, and rates and other information concerning the commissions charged by other qualified brokers.

Any profits from brokerage commissions earned by the Underwriter as a result of portfolio transactions for either Fund will accrue to Greg D'Amico and Robert Loest as registered representatives of the Underwriter. Neither Underwriting Agreement provides for a reduction of the Advisor's fee by the amount of any profits earned by the Underwriter from brokerage commissions generated from portfolio transactions of the Fund.

While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Underwriter will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

To the extent that either Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the applicable Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the applicable Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.

For the fiscal years ended November 30, 1995, November 30, 1996, and November 30, 1997, the Millennium Fund paid brokerage commissions of $5,251, $10,980, and $10,332, respectively, to Securities Service Network, Inc. for effecting 100% of the
Millennium Fund's commission transactions. As a newly organized series of the Trust, the New Frontier Fund has yet to incur any brokerage commissions.

Net Asset Value
---------------

Shares of the Funds are purchased at the next offering price after the order is received. The offering price is effective for orders received prior to the time of determination of the net asset value prior to the close of business.

The net asset value is determined at the close of the New York
Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4,
Labor Day, Thanksgiving Day, and Christmas each year.  Securities

traded on the New York Stock Exchange, the American Stock
Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale.
Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith by the Board of Trustees. See "Net Asset Value" in the Prospectus.

Performance
-----------

The average annual total return for each Fund that will be reported by the Trust will be calculated according to the following formula:

P(1+T)n = ERV

Where:

P is a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the applicable Fund or considered to be representative of the stock market in general or the fixed income securities market in general. The Funds may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial
Average, the Value Line Composite Average, and the NASDAQ
Composite Index, as well as other appropriate indexes.

In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper
Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund.
Performance rankings and ratings reported periodically in national financial publications such as Barron's may also be used.

The following table provides the total rates of return for the Millennium Fund from its inception to Nov. 30, 1997:

          1 year (December 1, 1996 - Nov.                   18.75%
          30, 1997)
          2 year (December 1, 1995 - Nov.                    59.6%
          30, 1997)
          Since Inception (January 3,                       89.52%
          1995 - Nov. 30, 1997)

CHERRY BEKAERT HOLLAND, L.L.P.

FINANCIAL STATEMENTS

The audited financial statements of the Millennium Fund are incorporated by reference from the Millennium Fund's Annual
Report to Shareholders for the fiscal year ended Nov. 30, 1997.
A copy of such report accompanies this Statement of Additional
Information. Additional copies are available, without charge by calling the Fund.

                               -14-

                     DYNAMIC STYLE ROTATION(SM) FUND

                                PROSPECTUS

                            ___________, 1998

                       625 S. GAY STREET, SUITE 630
                           KNOXVILLE, TN 37902

        For questions about investing in the Fund:  1-800-232-9142

                For Shareholder Services:  1-800-232-9142

The Dynamic Style Rotation(SM) Fund (the "DSR(SM) Fund" or the
"Fund"), a non-diversified fund, is a separate series of the IPS
Funds (the "Trust"), an open-end management company consisting of three funds representing separate portfolios of investment.

The investment objective of Fund is to provide long-term growth of capital, without regard to federal income tax considerations.
The Fund seeks to attain its objective primarily by investing in common stock of companies with large, medium, and small market capitalizations. The Fund is designed for long term investors and should not be considered by investors with short time horizons.

The Fund is "no-load", which means there are no sales charges or commissions. In addition, there are no 12b-1 fees, distribution expenses or deferred sales charges which are borne by the shareholders. There is a $2,000 minimum investment requirement to open an account.

Shares of the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal
Reserve Board or any other government agency, entity, or person.
The purchase of Fund shares involves investment risks, including the possible loss of principal.

This Prospectus provides information you should know before investing in the Fund. It should be read and retained for future reference. A Statement of Additional Information for the Fund dated ___________, 1998 containing additional information about the Fund, has been filed with the Securities and Exchange
Commission, and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge by writing to the Secretary of the Fund at the above address.

The other two series of the Trust, both of which are described in detail in a separate Prospectus, are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier
Fund, a non-diversified fund (the "New Frontier Fund"). You may obtain a copy of the Prospectus for the Millennium Fund and the New Frontier Fund by contacting the Trust at 1-800-932-9142.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

SUMMARY OF EXPENSES ............................  1

THE TRUST ......................................  2

INVESTMENT OBJECTIVES AND POLICIES .............  2

Investment Objective............................  2
Portfolio Construction/Equity Style
  Rotation .....................................  2
Investment Risks ...............................  4
Fund Turnover ..................................  4

HOW TO PURCHASE SHARES OF THE FUND .............  5

By Mail ........................................  5
Additional and Pre-authorized Purchases ........  5
Payment for Shares  ............................  5
Telephone Purchases by Securities Firms ........  5
Exchange Privilege .............................  6

DIVIDENDS AND DISTRIBUTIONS ....................  8

Automatic Monthly Exchange .....................  8

TAXES ..........................................  8

OPERATIONS OF THE FUND  ........................  9

Board of Trustees ..............................  9
The Investment Advisor and Sub-Advisor..........  9
Advisor Compensation  ..........................  10
Shareholder Rights  ............................  11
Shareholder Inquiries ..........................  11
Portfolio Transactions .........................  11
Transactions ...................................  11
Transfer Agent  ................................  11
How The Fund Measures Its Performance ..........  11
Net Asset Value ................................  12
How to Redeem or Sell Fund  Shares .............  12
Systematic Withdrawals  ........................  13
Retirement Plans  ..............................  14





SUMMARY OF EXPENSES

This table is designed to help you understand the cost an investor in each Fund may incur as a shareholder. The expense information is based upon anticipated operating expenses for each Fund for the current fiscal year; the actual expenses may be more or less than those shown.


Shareholder Transaction Expenses
        Maximum sales load on purchases..................................         None
        Maximum sales load on reinvested dividends ......................         None
        Deferred sales load .............................................         None
        Redemption fees .................................................         None <F1>
        Exchange fees ...................................................         None



Annual Fund Operating Expenses (as a percentage of average net assets)

        Management fees  ................................................         1.50% <F2>
        12b-1 expenses  .................................................         None
        Other expenses  .................................................         None
        Total Fund operating expenses ...................................         1.50% <F2>


Example
                                                          1 year          3 years
You would pay the following total
expenses on a $1,000 investment, assuming                 $15             $49
a 5% annual return <F3> and redemption
at the end of the period.
______________________

<F1>  The Fund's Custodian charges a $10 fee for each wire
redemption.

<F2>  The Fund's total operating expenses are equal to the
management fees paid to the Advisor because the Advisor pays all of the Fund's operating expenses.

<F3>  Use of this assumed 5% return is required by the Securities and Exchange Commission; it is not an illustration of past or future investment results. The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. This example should not be considered a representation of past or future expenses.

Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund.
The Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

THE TRUST

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995.
The Trust currently offers three Funds representing separate portfolios of investments.

One series of the Trust is the Dynamic Style Rotation(SM) Fund
(the "DSR(SM) Fund" or the "Fund"), a non-diversified portfolio which is described in detail in this Prospectus. Investments in the Fund involve risk, and there can be no assurance that the Fund will achieve its investment objectives. The address of the Fund is 625 S. Gay Street, Suite 630, Knoxville, Tennessee, 37902 and the telephone number is 1-800-232-9142.

The investment advisor to the Fund is IPS Advisory, Inc. (the "Advisor"). The Fund's Advisor has entered into a Sub-Advisory Agreement with High Street Financial Services, Inc. (the "Sub-Advisor") pursuant to which the Sub-Advisor furnishes investment advisory services in connection with the management of the Fund. Subject to the oversight of the Trust's Board of Trustees and the Advisor, the Sub-Advisor will manage the investment of the Fund's assets in accordance with the policies and objectives of the Fund.

The other two series of the IPS Funds are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"), both of which are described in detail in a separate Prospectus that may be obtained by contacting the Trust at 1-800-232-9142.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objective
---------------------

The investment objective of the Fund is to provide long-term growth of capital without regard to federal income tax considerations. The Fund seeks to attain its objective by investing primarily in common stock of companies with large, medium, and small market capitalizations. The Fund employs a technique of "Dynamic Style Rotation(SM)," the rotation or tilting of the Fund's investment weightings between growth and value equity securities as general economic conditions change.
By rotating the Fund's investment emphasis in accordance with favorable market conditions for the appropriate equity investment strategy, the Fund believes that it will be able to employ the most effective equity investment style for a given set of market conditions.

Portfolio Construction / Equity Style Rotation
-------------------------------------------------

In managing the Fund, the Sub-Advisor will continually adjust weightings in the Fund's portfolio among various equity investment strategies and investment disciplines which, in the opinion of the Sub-Advisor, are most likely at any given time to enable the Fund to meet its investment objective.

Equity securities are typically classified as being either a growth or value stock. In general, growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. In general, value stocks are stocks of companies that are perceived by the

investment manager as undervalued in the market. Because market conditions are constantly changing, no one investment emphasis (growth stocks, value stocks, or other) outperforms all others at all times. Accordingly, the Fund attempts to identify market conditions at any given time and, based upon the Sub-Advisor's proprietary computer models, allocates the Fund's investments among growth stocks, value stocks and other types of investments so as to weight the portfolio more heavily in the type of investments that the Sub-Advisor believes present greater return opportunities for the particular market conditions. Because allocation decisions are generally based upon long-term considerations, changes in the Fund's portfolio are generally gradual.

The Fund is managed as a whole and does not seek to fulfill all of its objectives in any one security. The Fund's investments are not limited to any particular investment sector, industry or company size; and the Fund's investments may, depending upon market circumstances, emphasize the securities of small, medium or large-sized companies from time to time. It is anticipated that under normal market conditions common stocks (including dividend paying common stocks) will constitute at least 75% of the Fund's investment portfolio.

However, the Fund may hold its assets in money market instruments, U.S. government securities, repurchase agreements collateralized by U.S. Government securities, and shares of other investment companies for liquidity purposes or when common stocks are viewed as overvalued. In addition, for temporary defensive purposes under abnormal market or economic conditions, the Fund may hold up to 100% of its assets in such securities. If the Fund acquires securities of another investment company, the shareholders of the Fund generally will be subject to duplicate management fees. The Fund will try to minimize fluctuations in value through diversification among companies and industries, and constant monitoring.

Although it is anticipated that the Fund will invest primarily in common stocks, the Fund may also purchase convertible securities, such as bonds and preferred stocks (including warrants and rights). The Fund will not buy securities on margin, sell securities short, engage in options or futures transactions or use commodities or futures contracts. See "Investment
Limitations" in the Statement of Additional Information.

The Fund is "non-diversified," which means that it is not subject to the restrictions to which a "diversified" fund, as defined in
Section 5 of the 1940 Act, is subject. (In general, a diversified may not, as to 75% of its assets, invest more than 5% of its assets at the time of investment in any one issuer nor own more than 10% of the outstanding voting securities of any one issuer.) Although the Fund is non-diversified, because the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund will be subject to certain diversification restrictions imposed by the Code.

The Code's limitations generally mean that, at the end of each quarter, (i) as to 50% its assets, a fund may not have more than 5% of its assets invested in the securities of any one issuer, and (ii) as to the other 50% of its assets, a fund may not have more than 25% of its assets invested in the securities of any one issuer. In general, these restrictions require the Fund to

invest its assets in a minimum of 12 common stocks, 10 of which may each represent no more than 5% of the Fund's assets and 2 of which may each represent no more than 25% of the Fund's assets.
For more information regarding these diversification restrictions, see "Taxes" below.

Investment Risks
----------------

All investments carry risks. There is no such thing as a risk-free investment. Stocks are subject to short term loss of principal because their value fluctuates significantly during the year. Stocks are more resistant to the other major risk of the long-term erosion of purchasing power due to inflation, as can happen with debt securities and cash.

It is normal for most stocks that do not have high dividend yields to drop in price from 30% to 60% during the course of any 12 month period. Thus, investors in the Fund must be able to tolerate such short-term price volatility in order to benefit from the potentially higher longer term growth of stocks. Such characteristics can prevent investors or the Fund from achieving their investment objectives, especially over shorter periods of a few years or less.

The Fund expects that it will have risk, or overall volatility, similar to that of other asset allocation funds. Under ordinary circumstances, the Fund should experience slightly lower volatility than the stock market in general. The Fund may not do as well in the future as it has in the past. No investment strategy works all the time, and investors should expect that there will be extended periods when the Fund's investment philosophy and strategies will not be aligned with where the overall stock market, or particular large segments of the market (i.e., large vs. small companies), is going.

Fundamental Policies
--------------------

The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

Portfolio Turnover
------------------

The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Sub-Advisor believes that market conditions, company-specific factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 150%.


HOW TO PURCHASE FUND SHARES

By Mail
-------

The Fund's minimum investment is $2,000. Shares may be purchased in the Fund by making your check payable to Dynamic Style
Rotation(SM) Fund and mailing your application and check to:

Dynamic Style Rotation Fund c/o The Provident Bank
P.O. Box 14967 Cincinnati, Ohio 45250-0967

The price at which the purchase will be effected is based on the next calculation of net asset value after the application is received. A confirmation indicating the details of the transaction will be promptly sent to shareholders. The purchase will be made in full and fractional shares calculated to three decimal places.

Additional and Pre-authorized Purchases
---------------------------------------

After becoming a shareholder in the Fund, you may, at any time, purchase additional shares in the Fund subject to a minimum investment of $100. A check made payable to the Fund in the amount to be invested should be sent to The Provident Bank at the address set forth above. Each additional purchase request must contain your name and account number. If you prefer to invest automatically each month, you may authorize the Fund to debit your bank account for the periodic purchase of shares of the Fund in the middle of the month. You will receive a confirmation every time you make a transaction in the Fund.

Payment for Shares
------------------

Payment for shares purchased should be made by check or money order in dollars drawn on a United States Bank. Funds for investment may also be wired by the investor's bank to the Custodian. Please call 1-800-232-9142 for wiring instructions.

The Fund reserves the right in its sole discretion to reject purchase orders when, in the judgment of management, such rejection is in the best interests of the Fund' shareholders.
The Fund also reserves the right at any time to waive or increase the minimum investment requirements applicable to initial or subsequent investments for the Fund. No application to purchase shares in the Fund is binding until accepted in writing by the Fund.

Telephone Purchases by Securities Firms
------------------------------------

Member firms of the NASD may telephone IPS Advisory, Inc. at 1-800-232-9142 and place purchase orders on behalf of investors who carry their Fund investments through the member's account with the Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Fund, the Underwriter nor the Transfer Agent shall be liable for following instructions communicated by telephone and reasonably believed to be genuine. The Fund and its agents provide written confirmations of transactions initiated by

telephone as a procedure designed to confirm that telephone instructions are genuine. In addition, all telephone transactions with the Transfer Agent are recorded. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or the Fund fails to employ this and other established procedures, the Transfer Agent or the Fund may be liable. The Fund reserves the right to modify or terminate these telephone privileges at any time.

Exchange Privilege
-----------------

Investors in the Fund may exchange shares of of the Fund for shares of the Millennium Fund or the New Frontier Fund. There is no charge for such exchanges. This offer is limited to residents of states in which the shares being acquired are registered for sale. Before making an exchange, the investor should review a current Prospectus of the Millennium Fund and the New Frontier Fund for information relating to the fund in which he is acquiring shares. Investors should consider the differences in the investment objectives and portfolio compositions of such fund.

An exchange request may be given in writing or by telephone to the Transfer Agent. Shares may also be exchanged through any registered securities dealer acting for the shareholder. An exchange order must comply with the requirements for a redemption. (See "Redemption of Shares"). If the exchange request is in proper order, the exchange will be based on the respective net asset values of the shares involved which is next determined after the request is received. The exchange of shares of the Fund for shares of the Millennium Fund or the New Frontier Fund is treated for federal income tax purposes as a sale of the shares given in exchange and an investor (other than a tax-exempt investor) may, therefore, realize a taxable gain or loss. The Fund reserves the right, upon 60 days' notice to shareholders, to impose reasonable fees and restrictions with respect to the exchange privilege and to modify or terminate the exchange privilege. Except for those limited instances where redemptions of the exchanged security are suspended under Section 22(e) of the 1940 Act, or where sales of the fund into which the shareholder is exchanging are temporarily stopped, notice of all such modifications or termination of the exchange privilege will be given at least 60 days prior to the date of termination or the effective date of the modification.

By signing an Application to Purchase Shares of the Fund, the investor has agreed that the Transfer Agent and the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund provides written confirmation of transactions in the Fund initiated by telephone as a procedure designed to confirm that telephone instructions are genuine. As a result of this policy, the investor may bear the risk of any loss in the event of such a transaction; provided, however, if the Fund fails to employ this and other established procedures, the Fund may be liable.

Automatic Monthly Exchange
--------------------------

Shareholders of the Fund may arrange for a fixed dollar amount of their shares to be automatically exchanged for shares of the other fund or the DSR(SM) Fund on a monthly basis. The minimum monthly exchange in this program is $100. This automatic exchange program may be changed by the shareholder at any time by writing to the Transfer Agent at least two weeks prior to the date the change is to be made. Further information regarding this service can be obtained by contacting the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare dividends representing net investment income two times annually, generally in the months of October and December. It is the present policy of the Fund to distribute annually all of its net long term capital gains in the month of December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends or capital gains distributions paid by the Fund will be automatically reinvested in shares of the Fund at the next determined net asset value, unless an investor specifically requests that either dividends or capital gains distributions or both be paid in cash. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRA's and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan. To change the election of dividends or capital gains distributions, send a written request to the Dynamic Style Rotation(SM) Fund, 625 S. Gay Street, Suite 630, Knoxville, TN 37902.

TAXES

The Fund intends to elect to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). A fund so qualified is not subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under the Code, the Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains are taxable to non-tax-exempt investors as ordinary income. Distributions made from the Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long the shareholder has owned shares in the Fund. The Fund will provide its shareholders with a written notice as to the amounts of any dividends or capital gains distributions no later than 30 days after December 31 of each year. If you redeem your shares in the Fund you will have a capital gain or loss, which will be short-term or long-term depending upon the period of time you owned the shares.

Shareholders are urged to consult their tax advisors as to the particular tax consequences of the acquisition, ownership and disposition of shares of the Fund, including the application of state, local, and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

OPERATIONS OF THE FUND

Board of Trustees
-----------------

The Fund is a non-diversified series of IPS Funds, an open-end management investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of the Fund according to applicable state and federal law and is responsible for the overall management of the Fund's business affairs.

The Investment Advisor and Sub-Advisor
--------------------------------------

IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville, TN 37902 is the investment adviser engaged to supervise the operation of the Fund, to manage its investments and business affairs, and provide investment research for the Fund. The principals of the Advisor are Greg D'Amico, President and Robert Loest, Ph.D., CFA, Chief Executive Officer. Both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986.

The Advisor is under the supervisory control of Securities Service Network, Inc. ("SSN"), located at 9041 Executive Park Drive, Suite 500, Knoxville, TN 37923. SSN is a Securities and Exchange Commission and Tennessee registered Broker-Dealer and Investment Advisor, and exercises supervisory control of the Advisor through a Consent Guaranty letter and compliance guidelines established by SSN and approved by the Securities Division of the State of Tennessee. SSN also acts as the exclusive agent for distribution of shares of the Fund. Greg D'Amico and Robert Loest will be responsible for the day to day management of the portfolio of the Fund. Greg D'Amico is President, Trustee and Treasurer to the Trust. Mr. D'Amico is President and a Director of the Advisor. Robert Loest Ph.D., CFA, is Vice President, Trustee and Secretary of the Trust. Mr. Loest is also Chief Executive Officer and a Director of the Advisor. Mr. D'Amico and Mr. Loest both are controlling persons

and may be deemed affiliates of the Advisor.  Mr. D'Amico and Mr.
Loest are both securities representatives with Securities Service
Network, Inc. (since 1986).

The Investment Advisor has retained the services of High Street Financial Services, Inc. (the "Sub-Advisor"), a Florida corporation located at 777 Harbour Island Boulevard, Suite 175, Tampa, Florida 33602, to manage the investment and reinvestment of the DSR(SM) Fund assets. Founded in 1992, the Sub-Advisor provides investment advisory services to other investment advisory organizations, institutions, and individuals. As of December 31, 1997, the Sub-Advisor provided investment advisory services to clients having assets with an approximate value of $180 million.
John J. Bartoletta is the President and a controlling person of the Sub-Advisor. Payment for the services of the Sub-Advisor is the responsibility of the Advisor and is not a separate expense of the Fund. The Sub-Advisor discharges its responsibilities subject to the oversight of the Officers and Directors of the Trust and the Advisor.

Advisor Compensation
--------------------

The Fund has approved a Management Agreement with the Advisor. Under the Management Agreement, the Fund has agreed to compensate the Advisor for its services by the payment of a monthly fee at the annual rate of 1.50% of the average daily net assets of the Fund to and including $100,000,000, 1.30% of the average daily net assets of the Fund from $100,000,000 to and including $250,000,000, and 1.10 % of the average daily net assets of the Fund in excess of $250,000,000. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Advisor may also use its own resources, which may include a portion of its fee under the Management Agreement, to pay for distribution or other marketing related expenses of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses (except those specified above) are paid by the Advisor.

For services rendered by the Sub-Advisor, IPS Advisory, Inc. pays to the Sub-Advisor a fee at the annual rate of .75% of the average daily net assets of the Fund to and including $100,000,000, .65% of the average daily net assets of the Fund from $100,000,000 to and including $250,000,000, and .55% of the average daily net assets of the Fund in excess of $250,000,000 and paid as of the last day of each month on the basis of the Fund's daily net asset value using for each daily calculation the most recently determined net asset value of the Fund. See "Net Asset Value."

Shareholder Rights
------------------

Each share in the Fund has equal voting rights with respect to other shares in the Fund regarding matters submitted for a vote of shareholders in the Fund, and equal voting rights with respect to other shares in the Trust regarding matters submitted for a vote of shareholders in the Trust. Shareholders are entitled to one vote for each full share held (and fractional votes for

fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders of the Trust or the Fund. Neither the Trust nor the Fund holds annual meetings of shareholders.

The Trust's Declaration of Trust provides that the Fund's shareholders have the right, upon the vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a trustee upon the written request of the record holders of ten percent of the Trust's shares. In addition, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Shareholder Inquiries
---------------------

Shareholders can make inquiries about the Fund or their personal account by calling the Fund's Transfer Agent at 800-232-9142 or writing the Fund at the address listed on the cover page.

Portfolio Transactions
----------------------

Subject to policies established by the Trust's Board of Trustees and its agreement with the Advisor, the Sub-Advisor is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of the brokerage business. In selecting broker-dealers, the Sub-Advisor may consider research and brokerage services furnished to it and its affiliates. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to its objective of seeking best qualitative execution of portfolio transactions, the Sub-Advisor may consider sales of shares of the Fund in its selection of broker-dealers. Securities Service Network, Inc., which may be deemed to be an affiliate of the Advisor, may place trades for the Fund through National Financial Services Corporation (NFSC), a subsidiary of the Fidelity companies and a member of the New York Stock Exchange. The Statement of Additional Information contains more information about the Fund's brokerage practices.

Transfer Agent
--------------

IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville,
Tennessee 37902 is the Fund's Transfer Agent. The Transfer Agent performs shareholder service functions for a fee.

How The Fund Measures Its Performance
-------------------------------------

The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Morningstar or Lipper Analytical Services). Performance information may be quoted numerically, or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, S&P MidCap 400 Index, S&P/BARRA Growth and Value Indices, the Value Line Composite Index (GEOM), the NASDAQ Composite Index, or the Dow Jones Industrial Average. The Fund's annual report will contain additional performance information that will be made available upon request and without charge.

Net Asset Value
---------------

Shares are purchased at the next offering price after the order is received. The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The current value of the Fund's total assets, less all liabilities, divided by the total number of shares outstanding rounded to the nearest cent, is the net asset value per share.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Since the Fund does not impose any front end sales load or redemption fee, both the purchase price and the redemption price of a Fund share on any date will be equal to the next calculated net asset value of a share.

How to Redeem or Sell Fund Shares
---------------------------------

To redeem shares, send a letter of instruction to the Transfer
Agent, specifying the number of shares or dollar amount to be sold, your name and your account number. The Fund will buy back

(redeem), at current net asset value (no charge), all shares of the Fund offered for redemption and meeting the requirements of this Prospectus. The net asset value will be the next net asset value determined after receipt of the request for redemption. Payment will be made within seven days of receipt of a valid redemption request.

Redemption requests should be sent to the DSR(SM) Fund:

c/o IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville,
TN 37902

Requests for redemption by telephone will not be accepted.

The written request for redemption must be signed by each registered owner exactly as the shares are registered. A signature guarantee is required for any withdrawal which is over $50,000, or which is mailed to another address that is not the address of record. Signature guarantees are available at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of fraudulent application for redemption.

Payment for shares redeemed will be made by check after receipt by the Transfer Agent of the properly executed redemption request and any outstanding certificates for the shares to be redeemed. If shares are purchased with a check, redemption within the first fifteen days may be delayed until the check clears. A shareholder wishing to redeem proceeds through wire redemption will be charged $10 toward his or her account.

To keep Fund share expenses to a minimum, the Fund is authorized to redeem accounts that fall below $2,000, or such other minimum amount as the Fund may determine from time to time. Redemption will only occur when the account is reduced by redemptions and not by a decline in market value. The account holder will be notified 60 days in advance before an account is redeemed. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. To prevent redemption, an account can be increased by contributing additional funds to bring it over the account minimum. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

Systematic Withdrawals
----------------------

Accounts valued at $10,000 or above, using the current net asset value, are eligible for normal distributions under a systematic withdrawal program. Setting up a Systematic Withdrawal Program allows investors to withdraw a fixed sum each month or calendar quarter. The minimum amount that can be withdrawn each month or quarter under the Systematic Withdraw Program is $100. This program may be terminated by a shareholder or the Fund at any time without charge or penalty, and will become effective five business days following receipt of shareholder instructions. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

Retirement Plans
----------------

The Fund offers several tax qualified retirement plans for adoption by individuals and employers. The following plans are available: Traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, 403(b) plans, and 401(K) corporate profit-sharing retirement plans. Contributions to these plans are tax-deductible and earnings are tax exempt until distributed. Also available are Roth IRAs and Education IRAs. When investing in a retirement plan, you should consult with a tax adviser to determine which plan is best for your situation. To receive all the necessary information on fees, plan agreements and applications, contact the Advisor at 625 S. Gay Street, Suite 630, Knoxville, TN 37902 or call 1-800-232-9142.





                 DYNAMIC STYLE ROTATION(SM) FUND

                             PART B

               STATEMENT OF ADDITIONAL INFORMATION

                       _____________, 1998

The Dynamic Style Rotation(SM) Fund (the "DSR(SM) Fund" or the "Fund"), a non-diversified portfolio which is described in detail in the Fund's Prospectus and in this Statement of Additional Information, is a series of the IPS Funds (the "Trust"), an Ohio business trust organized on August 10, 1994, that commenced operations on January 3, 1995. The Trust currently offers three Funds representing separate portfolios of investments.

Investments in the Fund involve risk, and there can be no assurance that the Fund will achieve its investment objectives.
The address of the Fund is 625 S. Gay Street, Suite 630,
Knoxville, Tennessee 37902 and the telephone number is 1-800-232-
9142.

The other two series of the Trust are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"), both of which are described in detail in a separate Prospectus and Statement of Additional Information that may be obtained by contacting the Trust at ___________________________.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of the Fund, dated _________, 1998. The Prospectus may be obtained by contacting the Fund at the following address: Dynamic Style Rotation(SM) Fund, 625 S. Gay Street, Suite 630, Knoxville, Tennessee 37902, 1-800-232-9142.

                 DYNAMIC STYLE ROTATION(SM) FUND

               Statement of Additional Information

                        TABLE OF CONTENTS

                                                           Page

General Information and History . . . . . . . . . . .       1
U.S. Government Securities  . . . . . . . . . . . . .       2
Repurchase Agreements . . . . . . . . . . . . . . . .       2
Investment Restrictions . . . . . . . . . . . . . . .       2
Fundamental . . . . . . . . . . . . . . . . . . . . .       2
   Borrowing Money  . . . . . . . . . . . . . . . . .       4
   Senior Securities  . . . . . . . . . . . . . . . .       4
   Underwriting . . . . . . . . . . . . . . . . . . .       4
   Real Estate  . . . . . . . . . . . . . . . . . . .       4
   Commodities  . . . . . . . . . . . . . . . . . . .       4
   Loans  . . . . . . . . . . . . . . . . . . . . . .       4
   Concentration. . . . . . . . . . . . . . . . . . .       4
Non-Fundamental . . . . . . . . . . . . . . . . . . .       5
   Pledging . . . . . . . . . . . . . . . . . . . . .       5
   Borrowing  . . . . . . . . . . . . . . . . . . . .       5
   Margin Purchases . . . . . . . . . . . . . . . . .       5
   Short Sales  . . . . . . . . . . . . . . . . . . .       5
   Illiquid Investments . . . . . . . . . . . . . . .       5
Trust Trustees and Officers . . . . . . . . . . . . .       6
Name, Address and Positions Held  . . . . . . . . . .       6
The Investment Advisor, and Underwriter . . . . . . .       7
The Sub-Advisor . . . . . . . . . . . . . . . . . . .       8
Dividends, Distributions and Taxes  . . . . . . . . .       9
Transfer Agent  . . . . . . . . . . . . . . . . . . .       11
Custodian . . . . . . . . . . . . . . . . . . . . . .       11
Independent Accountants . . . . . . . . . . . . . . .       11
Portfolio Transactions and Brokerage  . . . . . . . .       11
Net Asset Value . . . . . . . . . . . . . . . . . . .       14
Performance . . . . . . . . . . . . . . . . . . . . .       14

General Information and History
-------------------------------

The Dynamic Style Rotation(SM) Fund (the "DSR(SM) Fund" or the "Fund"), a non-diversified portfolio which is described in detail in the Fund's Prospectus and this Statement of Additional Information, is a series of the IPS Funds (the "Trust"), an Ohio business trust organized on August 10, 1994, that commenced operations on January 3, 1995. The Trust currently offers three Funds representing separate portfolios of investments.

Investments in the Fund involve risk, and there can be no assurance that the Fund will achieve its investment objectives.
The address of the Fund is 625 S. Gay Street, suite 630,
Knoxville, Tennessee, 37902 and the telephone number is 1-800-
232-9142.

The other two series of the Trust are the IPS Millennium Fund, a diversified fund (the "Millennium Fund") and the IPS New Frontier Fund, a non-diversified fund (the "New Frontier Fund"), both of which are described in detail in a separate Prospectus and Statement of Additional Information that may be obtained by contacting the Trust at 1-800-232-9142.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

If at least ten shareholders (the "Petitioning Shareholders") wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication which the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust; or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and undertake such mailing promptly after tender by the Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Purchase Shares of the Fund" and "How to Redeem or Sell Shares of the Fund" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Net Asset Value" in the Prospectus.

U.S. Government Securities
--------------------------

U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Repurchase Agreements
---------------------

A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Fund's Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.

Investment Restrictions
-----------------------

FUNDAMENTAL. The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the

Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or
(b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6.  LOANS.  The Fund will not make loans to other persons, except
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage due to growth will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

NON-FUNDAMENTAL. The Fund intends to adhere to the following limitations, which are Non-Fundamental (see "Investment
Restrictions- Fundamental" above).

1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. BORROWING. The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

4. SHORT SALES. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

5. OPTIONS. The Fund will not purchase or sell put or call options.

6. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

Trust Trustees and Officers
---------------------------

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME (AGE) AND ADDRESS, POSITIONS HELD
--------------------------------------

*Greg D'Amico (33), 625 S. Gay Street, Suite 630, Knoxville, TN
37902, President, Chief Financial Officer, Treasurer and Trustee

*Robert Loest (53), 625 S. Gay Street, Suite 630, Knoxville, TN
37902, Vice President, Secretary and Trustee

Woodrow Henderson (39), 6504 Clary Lane, Knoxville, TN  37919,
Trustee

Veenita Bisaria (36), 12416 Fort West Drive, Knoxville, TN
37922, Trustee

Billy Wayne Stegall, Jr. (40), 309 Kingston Court, Knoxville, TN
37919, Trustee

Mr. D'Amico is also President of IPS Advisory, Inc., and a portfolio manager for individually managed accounts as a registered representative of Securities Service Network, Inc.

Mr. Loest is also Chief Executive Officer of IPS Advisory, Inc., and a senior portfolio manager and research analyst for individually managed accounts as a registered representative of Securities Service Network, Inc. Mr. Loest is a Chartered
Financial Analyst and has a Ph.D. in Biology.

Mr. Henderson is also Director of Planned Giving for the University of Tennessee at Knoxville.

Ms. Bisaria has been a financial analyst for the Tennessee Valley
Authority since February 1, 1997. Prior to that time she was Director of Business Planning at Lockhead Martin Energy Systems, and is a Chartered Financial Analyst (CFA).

Mr. Stegall has been an account executive at Colony Life &
Accident since June 1, 1995. Prior to that time, he was a teacher of history and economics at Austin East High School in Knoxville, Tennessee.

Pursuant to the terms of its Management Agreement with the Trust, the Advisor pays all of the fees and expenses of the Trustees. Each trustee who is not affiliated with the Advisor receives an annual retainer of $100, plus $50 for each Board meeting attended. During the fiscal year ended November 30, 1997, each Trustee not related to the Advisor received aggregate compensation of $300.

As a newly organized series of the Trust, the Fund has only one initial shareholder as of ____________, 1998, [Greg D'Amico].

The Investment Advisor, and Underwriter
------------------------------------

IPS Advisory, Inc. (the "Advisor"), 625 S. Gay St., Suite 630, Knoxville, TN 37902, is the investment adviser for the Fund. Greg D'Amico and Robert Loest may be deemed to be controlling persons and affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. The Fund retains the Advisor to manage the business affairs of the Fund, and to furnish advice and recommendations to the Fund regarding securities to be purchased and sold by the Fund.

Securities Service Network, Inc., 9041 Executive Park Drive, Suite 500, Knoxville, TN 37923 (the "Underwriter") is the exclusive agent for distribution of shares of the Fund. The Underwriter is a registered investment adviser and securities broker-dealer. The Underwriter is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Underwriter exerts supervisory control over the Advisor through a Consent Guaranty Letter, and by means of specialized compliance procedures approved by the Securities Division of the Tennessee Department of Commerce and Insurance.

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Under the terms of the Management Agreement, the Advisor manages the Fund's investment subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of its average daily net assets to and including $100,000,000, 1.30 % of such assets from $100,000,000 to and including $250,000,000, and 1.10% of such assets in excess of $250,000,000.

The Advisor retains the right to use the name "IPS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund's right to use the name abovementioned automatically ceases thirty days after termination of the Management Agreement and may be withdrawn by the Advisor on thirty days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may

charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Sub-Advisor
---------------

The Advisor has retained the services of High Street Financial Services, Inc. (the "Sub-Advisor") to serve as the Sub-Advisor for the Fund. The Sub-Advisor, a Florida corporation founded in 1992, provides investment advisory services to other investment advisory organizations, institutions, and individuals. John J. Bartoletta, president, owns 100% of the outstanding shares of the Sub-Advisor. As of December 31, 1997, the Sub-Advisor provided investment advisory services to clients having assets with an approximate value of $180 million. The Sub-Advisor's address is High Street Financial Services, Inc., 777 Harbour Island Boulevard, Suite 175, Tampa, Florida 33602

Pursuant to a Sub-Advisory Agreement with the Advisor, the Sub-Advisor provides investment advice to the Fund and manages its investments, including brokerage and other investment portfolio-related services, subject to the investment policies and objectives of the Fund, and the oversight of the Advisor and the Trust's Board of Trustees. Payment for the services of the Sub-Advisor is made by the Advisor and is not a separate expense of the Trust.

The Advisor pays the Sub-Advisor a fee for its services at the annual rate of .75% of the average daily net assets of the Fund to and including $100,000,000, .65% of the average daily net assets of the Fund from $100,000,000 to and including $250,000,000, and .55% of the average daily net assets of the Fund in excess of $250,000,000 and paid as of the last day of each month on the basis of the Fund's daily net asset value using for each daily calculation the most recently determined net asset value of the Fund. See "Net Asset Value."

The Sub-Advisory Agreement provides that the Sub-Advisor will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Sub-Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Sub-Advisor's reckless disregard of its duties and obligations under the Sub-Advisory Agreement. The Fund and the Advisor will indemnify the Sub-Advisor against liabilities, costs and expenses that the Sub-Advisor may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Sub-Advisor in connection with the performance of its duties or obligations under the Sub-Advisory Agreement. The Sub-Advisor is not entitled to indemnification with respect to any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its duties and obligations under the Sub-Advisory Agreement. The

Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company
Act). The Sub-Advisory Agreement may be terminated by the Advisor, the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the DSR(SM)
Fund) or the Sub-Advisor upon 60 days' written notice, without payment of any penalty. The Sub-Advisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

Dividends, Distributions and Taxes
----------------------------------

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.

The Fund intends to elect to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). A fund so qualified is not subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under the Code, the Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from the Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Pursuant to the Taxpayer Relief Act of 1997, different maximum rates of tax are imposed on individuals, estates or trusts on various transactions giving rise to long-term capital gain. For this purpose, long-term capital gains are divided into two tax-rate groups: a 20% group (for capital gains from assets held for more than 18 months) and a 28% group (for all other long-term capital gain). The Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of the Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of the Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. [If the Fund pays a dividend in May which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.]

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of the Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of the Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

Transfer Agent
--------------

The Fund's Transfer Agent is IPS Advisory, Inc., 625 S. Gay Street, Suite 630, Knoxville, TN 37902. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and redemptions of the Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

Custodian
---------

The Provident Bank, One East Fourth Street, Cincinnati, Ohio 45202, is the Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Independent Accountants
-----------------------

The independent accounting firm for the Fund is Cherry Bekaert Holland, L.L.P., Certified Public Accountants, located at 625 S. Gay Street, Suite 550, Knoxville, TN 37902. Cherry Bekaert Holland, L.L.P. performs an annual audit of the Trust's financial statements and provides financial, tax and accounting consulting services as requested.

Portfolio Transactions and Brokerage
------------------------------------

Subject to the oversight of the Board of Trustees of the Trust and the Advisor, the Sub-Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions in accordance with the Fund's policies and objectives.

In placing portfolio transactions, the Sub-Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Sub-Advisor in servicing all of their accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to principals of the Sub-Advisor in connection with the Sub-Advisor's services to the Fund. Although research services and other information are useful to the Fund and the Sub-Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Sub-Advisor that the review and study of the research and other information will not reduce the overall cost to the Sub-Advisor of performing its duties to the Fund under the Agreement. While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that the Underwriter, in its capacity as a registered broker-dealer, may effect securities transactions which are executed for the Fund on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through National Financial Services Corporation ("NFSC").

Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Fund may place its over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Sub-Advisor's obligation to obtain best qualitative execution. Under the Investment Company Act of 1940, persons who may be deemed to be affiliated with the Advisor or the Sub-Advisor (including the Underwriter) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, the Underwriter will not serve as the Fund's dealer in connection with over-the-counter transactions. However, the Underwriter may

serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through NFSC.

The Fund will not effect any brokerage transactions in its portfolio securities with the Underwriter if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Underwriting Agreement provides that the Underwriter may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to the Underwriter, it is the policy of the Fund that such commissions will, in the judgment of the Fund's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by the Underwriter on comparable transactions for its most favored unaffiliated customers, except for customers of the Underwriter considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by the Underwriter to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

Any profits from brokerage commissions earned by the Underwriter as a result of portfolio transactions for the Fund will accrue to Greg D'Amico and Robert Loest as registered representatives of the Underwriter. The Underwriting Agreement does not provide for a reduction of the Advisor's fee by the amount of any profits earned by the Underwriter from brokerage commissions generated from portfolio transactions of the Fund.

While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Underwriter will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

To the extent that the Fund and another of the Sub-Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.

Net Asset Value
---------------

Shares of the Fund are purchased at the next offering price after the order is received. The offering price is effective for orders received by the transfer agent or the Custodian prior to the time of determination of the net asset value prior to the close of business.

The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4, Labor Day, Thanksgiving Day, and Christmas each year. Securities traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale. Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith by the Board of Trustees. See "Net Asset Value" in the Prospectus.

Performance
-----------

The average annual total return for the Fund that will be reported by the Fund will be calculated according to the following formula:

P(1+T)n = ERV

Where:

P is a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general or the fixed income securities market in general. The Fund may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Value Line Composite Average, and the NASDAQ Composite Index, as well as other appropriate indexes.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's may also be used.

                            IPS FUNDS

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

Included in Part A: Financial Highlights, For the Years Ended
November 30, 1997, 1996 and 1995

Incorporated by reference from Annual Report

(1)  Report of Independent Certified Public Accountant
(2)  Statement of Assets and Liabilities - November 30, 1997
(3)  Investments in Securities - November 30, 1997
(4)  Statement of Operations - for the year ended November 30,
     1997
(5) Statement of Changes in Net Assets - for the years ended November 30, 1997 and November 30, 1996
(6)  Notes to Financial Statements
(7) Financial Highlights, Selected Per Share Data and Ratios - For the Years Ended November 30, 1997, 1996 and 1995

(b)  Exhibits

(1) (i) Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

   (ii) Copy of Amendment No. 1 to Registrant's Declaration of
        Trust, which was filed as an exhibit to Registrant's Pre-
        Effective Amendment No. 1, is hereby incorporated by reference.

(2) Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(3)  Voting Trust Agreements - None.

(4) Specimen of Share Certificate for IPS Millennium Fund, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(5)  (i)  Copy of Registrant's Management Agreement with its
          Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

    (ii)  Form of Registrant's Management Agreement with IPS
          Advisory, Inc. regarding the IPS New Frontier Fund dated ________________, 1998*

   (iii)  Form of Registrant's Management Agreement with IPS
          Advisory, Inc. regarding the Dynamic Style Rotation(SM)
          Fund dated ___________, 1998*

   (iv)   Form of Sub-Advisory Agreement by and between IPS
          Advisory, Inc. and High Street(TM) Financial Services, Inc. regarding the Dynamic Style Rotation(SM) Fund dated
          _____________________, 1998*

(6)  (i)  Copy of Registrant's Underwriting Agreement with
Securities Service Network, Inc. regarding the Millennium Fund, which was filed as an exhibit to Registrant's Pre-Effective
Amendment No. 1, is hereby incorporated by reference.

   (ii)  Form of Registrant's Underwriting Agreement with
         Securities Service Network, Inc., regarding the IPS New Frontier Fund dated ________________, 1998*

  (iii)  Form of Registrant's Underwriting Agreement with
         Securities Service Network, Inc., regarding the Dynamic Style Rotation(SM) Fund dated _______________, 1998*

(7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None

(8)  Copy of Registrant's Agreement with the Custodian, The
     Provident Bank, dated November 1, 1994, as amended on
     ____________________ **

(9)  Other Material Contracts.

   (i) Transfer Agency Agreement by and between the Trust and IPS Advisory, Inc. dated April 15, 1997*

(10) (i) Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference

    (ii)  Opinion and Consent of Kilpatrick Stockton LLP re: IPS
          New Frontier Fund shares**

   (iii)  Opinion and Consent of Kilpatrick Stockton LLP re:
          Dynamic Style Rotation(SM) Fund shares**

(11) Consent of Cherry, Bekaert Holland, L.L.P. which was filed with Registrant's Post-Effective Amendment No. 5 is hereby incorporated by reference

(12) Financial Statements Omitted from Item 23 - None

(13) Letters of Initial Stockholders, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference

(14) Model Plan used in Establishment of any Retirement Plan -
     None

(15) 12b-1 Distribution Expense Plan - None

(16) Schedule for Computation of Each Performance Quotation was filed with Registrant's Post-Effective Amendment No. 2 and is incorporated by reference herein

(17) Financial Data Schedule (incorporated by reference from
     Registrant's Form NSAR filing for the fiscal year ended November 30,
     1997)

(18) Inapplicable

(99) Consent of Independent Certified Accountants dated March 30, 1998 was filed with Registrant's Post-Effective Amendment No. 5 and is incorporated by reference herein.

_________________________
*  Filed herewith
** To be filed by Amendment

Item 25.  Persons Controlled by or Under Common Control with the
          Registrant - None

Item 26.  Number of Holders of Securities (as of June ____, 1998)

                   Title of Class              Number of Record Holders
                   --------------              ------------------------
                IPS Millennium Fund                       618
               IPS New Frontier Fund                       1
             Dynamic Style Rotation(SM) Fund               1

Item 27.  Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such; indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(d) Sections 10 and 11 of the Registrant's Underwriting Agreement with Securities Service Network, Inc. (the "Underwriter") provide for indemnification of the Underwriter and the Underwriter's employees as well as advances of attorney's fees and other expenses. The scope and limitations of these provisions are analogous to Sections 6.4 and 6.5 of the Registrant's Declaration of Trust, set forth in Item 27(a) of this Part C.

Item 28.  Business and Other Connections of Investment Advisor

A. IPS Advisory, Inc. (the "Advisor") is a registered investment advisor. It has engaged in no other business during the past two fiscal years.

B. The following list sets forth the business and other connections of the Directors and officers of the Advisor during the past two years.

(1) Gregory D'Amico

(a)  President and a Director of IPS Advisory, Inc., Suite 630,
625 South Gay Street, Knoxville, Tennessee  37902.

(b) President, Chief Financial Officer, Treasurer and a Trustee of IPS Funds, Suite 630, 625 South Gay Street, Knoxville,
Tennessee  37902.

(c)  Registered representative of Securities Service Network,
Inc., 222 S. Peters Road, Knoxville, Tennessee  37923.

(2)  Robert Loest

(a)  Chief Executive Officer and a Director of IPS Advisory,
Inc., Suite 630, 625 South Gay Street, Knoxville, Tennessee
37902.

(b)  Vice President, Secretary and a Trustee of IPS Funds, Suite
630, 625 South Gay Street, Knoxville, Tennessee  37902.

(c)  Registered representative of Securities Service Network,
Inc., 222 S. Peters Road, Knoxville, Tennessee  37923.

Item 29.  Principal Underwriters

(a) Securities Service Network, Inc. does not currently act as a principal underwriter for any other investment company.

(b)

                                    Position with         Position with
                  Name               Underwriter            Registrant
                  ----              -------------         -------------

           Carl Hollingsworth    President, Treasurer          None
                                     and Director
              David Coffey          Secretary and              None
                                       Director
           Michael E. Neubeck       Executive Vice             None
                                      President


The address of all of the above-named persons is 9041 Executive
Park Drive, Suite 500, Knoxville, Tennessee  37923.

Item 30.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at Suite 630, 625 South Gay Street, Knoxville, Tennessee 37902, and/or by The Provident Bank, the Registrant's Custodian at One East Fourth Street, Cincinnati, Ohio 45202.

Item 31.  Management Services Not Discussed in Parts A or B

None.

Item 32.  Undertakings

(a)  Not Applicable.

(b) The Registrant undertakes to file a post effective amendment, using Financial statements for the New Frontier Fund and the DSR(SM) Fund which need not be certified, within four to six months after the effective date of post effective amendment No. 5 to the Registrant's registration statement under the Securities
Act of 1933.

(c) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) The Registrant hereby undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon such removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

(i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant;
or

(ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

The Registrant also undertakes to promptly call a meeting for the purpose of voting upon the question of the removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Knoxville, State of Tennessee, on the 6th day of May, 1998.

IPS FUNDS

By: \s\ Gregory D'Amico
Gregory D'Amico, President

EXHIBIT INDEX

(1) (i) Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

   (ii) Copy of Amendment No. 1 to Registrant's Declaration of
        Trust, which was filed as an exhibit to Registrant's Pre-
        Effective Amendment No. 1, is hereby incorporated by reference.

(2) Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(3)  Voting Trust Agreements - None.

(4) Specimen of Share Certificate for IPS Millennium Fund, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(5)  (i)  Copy of Registrant's Management Agreement with its
          Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

    (ii)  Form of Registrant's Management Agreement with IPS
          Advisory, Inc. regarding the IPS New Frontier Fund dated ________________, 1998*

   (iii)  Form of Registrant's Management Agreement with IPS
          Advisory, Inc. regarding the Dynamic Style Rotation(SM)
          Fund dated ___________, 1998*

   (iv)   Form of Sub-Advisory Agreement by and between IPS
          Advisory, Inc. and High Street(TM) Financial Services, Inc. regarding the Dynamic Style Rotation(SM) Fund dated
          _____________________, 1998*

(6)  (i)  Copy of Registrant's Underwriting Agreement with
Securities Service Network, Inc. regarding the Millennium Fund, which was filed as an exhibit to Registrant's Pre-Effective
Amendment No. 1, is hereby incorporated by reference.

   (ii)  Form of Registrant's Underwriting Agreement with
         Securities Service Network, Inc., regarding the IPS New Frontier Fund dated ________________, 1998*

  (iii)  Form of Registrant's Underwriting Agreement with
         Securities Service Network, Inc., regarding the Dynamic Style Rotation(SM) Fund dated _______________, 1998*

(7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None

(8)  Copy of Registrant's Agreement with the Custodian, The
     Provident Bank, dated November 1, 1994, as amended on
     ____________________ **

(9)  Other Material Contracts.

   (i) Transfer Agency Agreement by and between the Trust and IPS Advisory, Inc. dated April 15, 1997*

(10) (i) Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference

    (ii)  Opinion and Consent of Kilpatrick Stockton LLP re: IPS
          New Frontier Fund shares**

   (iii)  Opinion and Consent of Kilpatrick Stockton LLP re:
          Dynamic Style Rotation(SM) Fund shares**

(11) Consent of Cherry, Bekaert Holland, L.L.P. which was filed with Registrant's Post-Effective Amendment No. 5 is hereby incorporated by reference

(12) Financial Statements Omitted from Item 23 - None

(13) Letters of Initial Stockholders, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference

(14) Model Plan used in Establishment of any Retirement Plan -
     None

(15) 12b-1 Distribution Expense Plan - None

(16) Schedule for Computation of Each Performance Quotation was filed with Registrant's Post-Effective Amendment No. 2 and is incorporated by reference herein

(17) Financial Data Schedule (incorporated by reference from
     Registrant's Form NSAR filing for the fiscal year ended November 30,
     1997)

(18) Inapplicable
(99) Consent of Independent Certified Accountants dated March 30, 1998 was filed with Registrant's Post-Effective Amendment No. 5 and is incorporated by reference herein.
_________________________
*  Filed herewith
** To be filed by Amendment